Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Concentrations of Risk

During the Predecessor 2014 Period, the Successor 2014 Period, and the year ended December 31, 2016, two customers individually accounted for greater than 10% of the Company’s revenue. During the year ended December 31, 2015, three customers individually accounted for greater than 10% of the Company’s revenue, as disclosed below:

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Customer A	30%	30%	28%	28%
Customer B	17%	19%	23%	30%
Customer C	*	*	10%	*

Two customers individually accounted for greater than 10% of the Company’s accounts receivable at the end of the periods presented:

	December 31, 2015	December 31, 2016
Customer A	35%	42%
Customer B	21%	23%

Schedule of Useful Lives by Major Asset Class

Useful lives by major asset class are as follows:

Estimated
useful lives
Machinery, equipment and software	3-5 years
Leasehold improvements	5 years
Furniture and fixtures	2-5 years
Store fixtures	2-3 years

Net Sales in United States and Outside of United States

During the Predecessor 2014 Period, the Successor 2014 Period and the years ended December 31, 2015 and 2016, net sales in the United States and outside of the United States were as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
U.S.	$9,334	$122,317	$178,817	$210,236
International	476	12,817	12,596	19,331
Total net sales	$9,810	$135,134	$191,413	$229,567

Long-Lived Assets in United States and Outside of United States

As of December 31, 2015 and December 31, 2016, the Company had long-lived assets in the United States and outside of the United States as follows (in thousands):

	December 31, 2015	December 31, 2016
U.S.	$9,230	$16,757
International	624	394
Total long-lived assets	$9,854	$17,151

Reconciliation of Sales Allowances

A reconciliation of the beginning and ending amounts of sales allowances for the Predecessor 2014 Period, the Successor 2014 Period and the years ended December 31, 2015 and 2016 is as follows (in thousands):

Balance as of January 1, 2014 (Predecessor)	$2,411
Charges	306
Deductions	(1,092)
Balance as of January 31, 2014 (Predecessor)	1,625
Charges	6,408
Deductions	(6,068)
Balance as of December 31, 2014 (Successor)	1,965
Charges	13,903
Deductions	(12,002)
Balance as of December 31, 2015 (Successor)	3,866
Charges	24,427
Deductions	(16,366)
Balance as of December 31, 2016 (Successor)	$11,927